Note Other comprehensive income (loss) (Reclassification out of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification adjustment for (gains) losses included in net income (loss)	$ 0	$ 0	$ (7,718)
Personnel costs	(487,476)	(477,519)	(418,679)
Other operating income	61,643	58,592	71,572
Net (loss) gain and valuation adjustments on investment securities	1,962	141	(870)
Other-than-temporary impairment losses on available-for-sale debt securities	(209)	(14,445)	0
Mortgage banking activities	56,538	81,802	30,615
Income tax (benefit) expense	(78,784)	495,172	(58,279)
Net Income	216,691	895,344	(313,490)
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net Income	(12,816)	(24,656)	(9,386)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(18,148)	(16,300)	4,705
Income tax (benefit) expense	7,080	6,357	(1,835)
Net Income	(11,068)	(9,943)	2,870
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of net losses
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	(21,948)	(20,100)	8,505
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of prior service credit
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	3,800	3,800	(3,800)
Reclassification out of accumulated other comprehensive income | Unrealized holding (losses) gain on investments | Realized gain (loss) on sale of securities
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net (loss) gain and valuation adjustments on investment securities	379	141	(870)
Other-than-temporary impairment losses on available-for-sale debt securities	(209)	(14,445)	0
Total before tax	170	(14,304)	(870)
Income tax (benefit) expense	3	2,458	48
Net Income	173	(11,846)	(822)
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Forward contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Mortgage banking activities	(3,149)	(4,702)	(6,091)
Total before tax	(3,149)	(4,702)	(6,091)
Income tax (benefit) expense	1,228	1,835	2,375
Net Income	(1,921)	(2,867)	(3,716)
Reclassification out of accumulated other comprehensive income | Foreign currency translation | Cumulative translation adjustment reclassified into earnings
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other operating income	0	0	(7,718)
Total before tax	0	0	(7,718)
Income tax (benefit) expense	0	0	0
Net Income	$ 0	$ 0	$ (7,718)